Income Taxes: (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Federal Income Tax Rate
Expected federal income tax expense at statutory tax rate									$ 1,661	$ 1,157	$ 3,104
Effect of nontaxable interest income									(575)	(547)	(695)
Effect of nontaxable bank owned life insurance income									(136)	(107)	(117)
Effect of QSCAB credit									(220)	(220)
State taxes on income, net of federal benefit									79	73	139
Other tax credits									(64)
Non deductible expenses									72	128	182
Total income tax expense	$ 165	$ 263	$ 300	$ 89	$ 109	$ 909	$ 426	$ (960)	$ 817	$ 484	$ 2,613
Effective rate									16.70%	14.20%	28.60%